Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUE
Sales	$ 427,816	$ 441,390	$ 471,876
Cost of sales	(63,021)	(62,357)	(46,041)
Gross Profit	364,795	379,033	425,825
EXPENSES
Depreciation and Amortization	10,887	25,114	30,545
Management fees	127,000	97,000	81,500
Professional fees	118,127	23,449	35,605
Directors fees	2,000		38,250
Goodwill impairment
General and administration fees	71,134	79,423	107,081
Total EXPENSES	329,148	224,986	292,981
Gain/(Loss) from operations	35,647	154,047	132,854
OTHER REVENUES (EXPENSES):
Gain on sale of asset	26,860
Gain on debt settlement	89,330
Loss on retirement of asset	(1,138)
Interest on loans	(15,123)	(23,507)	(27,923)
Foreign exchange (loss)/gain	(14,139)	(14,133)	(9,928)
Net income (loss)	121,437	116,407	95,003
Other comprehensive item
Foreign currency translation loss
Net income (loss) and comprehensive income (loss) for the year	$ 121,437	$ 116,407	$ 95,003
Basic earnings (loss) per share	$ 0.01	$ 0.01	$ 0.008
Diluted earnings (loss) per share	$ 0.009	$ 0.009	$ 0.007
Weighted average number of shares outstanding
Basic	12,200,211	12,221,912	11,976,639
Diluted	12,891,577	13,353,750	13,376,639